8 Trade receivables	12 Months Ended
Dec. 31, 2020
Trade Receivables
Trade receivables
8	Trade receivables

Trade receivables are initially recorded at the transaction amount, which corresponds to the sale value, and are subsequently measured according to the portfolio: (i) fair value through other comprehensive income, in the case of receivables from credit card companies and (ii) amortized cost, for other customer portfolio.

All portfolios consider estimated losses, which are recorded based on quantitative and qualitative analysis, the track record of effective losses in the last 24 months, the credit assessment, and considering information on assumptions and projections relating to macroeconomic events, such as unemployment index and consumer confidence index, as well as the volume of credits overdue of trade receivable portfolio. The Company opted for measuring provisions for trade receivable losses by an amount equal to the expected credit loss for the entire life, applying the practical expedient by adopting a matrix of losses for each level of maturity.

The provision for expected losses from trade receivables measured at amortized cost is stated as a reducer of its accounting balance.

Trade receivables are considered bad debt and, therefore, written-off from the accounts receivable portfolio, when payment is not made after 180 days of the maturity date. At the end of each reporting period, the Company assesses whether assets or groups of financial assets were impaired.

		As of December 31,
	Notes	2020	2019

Credit card companies	8.1	62	17
Credit card companies with related parties	12.1	17	10
Sales ticket and others		77	383
Trade receivables with related parties	12.1	10	21
Trade receivables with suppliers/slips		20	92
Allowance for doubtful accounts	8.2	(4)	(32)
		182	491

8.1	Credit card companies

The Company, through the cash management strategy, anticipates the amount receivable with credit card companies, without any right of recourse or related obligation and derecognizes the balance of trade receivables.

8.2	Allowance for doubtful accounts

	For the year ended December 31,
	2020	2019	2018
At the beginning of the year	(32)	(4)	(1)
Additions/reversals recorded in the year	(51)	-	(3)
Decrease trade receivables	42	-	-
Discontinued operations	43	-	-
Foreign currency translation adjustment	(6)	-	-
Business combination	-	(28)	-
At the end of the year	(4)	(32)	(4)

Set forth below the breakdown of trade receivable by their gross amount by maturity period:

			Overdue
	Total	Due	Less than 30 days	Less than 60 days	Less than 90 days	> 90 days
2020	186	181	2	—	—	3
2019	523	407	59	14	4	39
2018	141	127	2	—	12	—